Class B Shares [Member] Expense Example - Class B Shares - AB Dynamic Asset Allocation Portfolio - Class B	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	$ 1,446